Subsequent Events (Details) $ / shares in Units, £ in Thousands, $ in Millions	Aug. 16, 2023 USD ($)	Aug. 03, 2023 GBP (£)	Aug. 01, 2023 Options	Jul. 13, 2023 USD ($) $ / shares	Sep. 07, 2021 $ / shares	Aug. 08, 2023	Jul. 01, 2023	Jun. 30, 2023
Brasil Knutsen
Subsequent Events
Term of bareboat charter								1 year
Vigdis Knutsen
Subsequent Events
Term of bareboat charter								3 years
Subsequent event | Mr. Lowe
Subsequent Events
Base salary | £		£ 252,000
Transition period		3 months
Period of prior written notice period for termination		6 months
Period for non-competing or non-soliciting customers or employees		12 months
Subsequent event | Revolving credit facilities
Subsequent Events
Revolving credit facility amount | $	$ 25.0
Commitment fee percentage	0.50%
Subsequent event | Brasil Knutsen
Subsequent Events
Term of bareboat charter						1 year
Subsequent event | Vigdis Knutsen
Subsequent Events
Number of options to extend one year periods | Options			6
Term of bareboat charter			3 years
Subsequent event | Tordis Knutsen
Subsequent Events
Term of bareboat charter							3 years
Subsequent event | Recife Knutsen
Subsequent Events
Term of bareboat charter		3 years
SOFR | Subsequent event | Revolving credit facilities
Subsequent Events
Interest margin percentage	2.23%
Series A Preferred unit | Subsequent event
Subsequent Events
Cash distributions | $				$ 1.7
Common Unitholders
Subsequent Events
Cash distributions paid in the period per unit | $ / shares					$ 0.52
Common Unitholders | Subsequent event
Subsequent Events
Cash distributions paid in the period per unit | $ / shares				$ 0.026